Note 7 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Amortization of Fair Value of Below-market Time Charters Acquired	$ 10,827,595	$ 230,112	$ 1,714,370
Below Market Time Charters Acquired, Noncurrent	34,933,438	17,461,586
Below Market Time Charters, Accumulated Amortization	$ 11,057,707
Below Market Time Charters, Weighted Average Amortization Life (Year)	2 years 3 months 10 days
Fair Value, Inputs, Level 2 [Member] | M/V Marcos V [Member]
Below Market Time Charters, Fair Value		$ 17,691,698
Fair Value, Inputs, Level 2 [Member] | M/V Emmanuel P [Member]
Below Market Time Charters, Fair Value				$ 15,759,241
Fair Value, Inputs, Level 2 [Member] | M/V Rena P [Member]
Below Market Time Charters, Fair Value				$ 12,540,206